Capital lease obligations	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Capital lease obligations
Capital lease obligations
The minimum lease payments due in each of the next five fiscal years are as follows:

2018	$31,530
2019	20,696
2020	12,182
2021	4,892
2022	2,192
Subtotal:	$71,492
Less: amount representing interest (at rates ranging from 2.75% to 7.51%)	(4,523)
Carrying amount of minimum lease payments	$66,969
Less: current portion	(29,136)
Long term portion	$37,833